Equity (Details) - Schedule of shareholder composition - shares		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		168,600,275,923	167,735,787,923	165,995,455,123
American Depository Receipts (ADRs)	[1]	19,845,850,871	20,710,338,871	22,450,671,671
Total		188,446,126,794	188,446,126,794	188,446,126,794
Percentage of equity holding		100.00%	100.00%	100.00%
Santander Chile Holding S.A. [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		66,822,519,695	66,822,519,695	66,822,519,695
American Depository Receipts (ADRs)	[1]
Total		66,822,519,695	66,822,519,695	66,822,519,695
Percentage of equity holding		35.46%	35.46%	35.46%
Teatinos Siglo XXI Inversiones Limitada [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		59,770,481,573
American Depository Receipts (ADRs)	[1]
Total		59,770,481,573
Percentage of equity holding		31.72%
The Bank New York Mellon [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares
American Depository Receipts (ADRs)	[1]	19,845,850,871	20,710,338,871	22,450,671,671
Total		19,845,850,871	20,710,338,871	22,450,671,671
Percentage of equity holding		10.53%	10.99%	11.91%
Banks on behalf of third parties [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		16,841,385,216	17,318,500,798	15,925,407,468
American Depository Receipts (ADRs)	[1]
Total		16,841,385,216	17,318,500,798	15,925,407,468
Percentage of equity holding		8.94%	9.19%	8.45%
Pension funds (AFP) on behalf of third parties [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		13,742,809,166	11,949,134,854	9,929,343,874
American Depository Receipts (ADRs)	[1]
Total		13,742,809,166	11,949,134,854	9,929,343,874
Percentage of equity holding		7.29%	6.34%	5.27%
Stock brokers on behalf of third parties [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		6,122,497,451	5,870,596,720	6,892,162,980
American Depository Receipts (ADRs)	[1]
Total		6,122,497,451	5,870,596,720	6,892,162,980
Percentage of equity holding		3.25%	3.12%	3.66%
Other minority holders [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		5,300,582,822	6,004,554,283	6,655,539,533
American Depository Receipts (ADRs)	[1]
Total		5,300,582,822	6,004,554,283	6,655,539,533
Percentage of equity holding		2.81%	3.18%	3.53%
Teatinos Siglo XXI Inversiones Limitada [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares			59,770,481,573	59,770,481,573
American Depository Receipts (ADRs)	[1]
Total			59,770,481,573	59,770,481,573
Percentage of equity holding			31.72%	31.72%

[1]	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.